Other Equity Instruments - Additional Information (Detail) - GBP (£)					12 Months Ended
	Apr. 10, 2017	Jun. 10, 2015	Dec. 02, 2014	Jun. 24, 2014	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2014
Disclosure of other equity instruments [line items]
Perpetual Capital Securities issued					£ 500,000,000
500m Perpetual Capital Securities [member]
Disclosure of other equity instruments [line items]
Perpetual Capital Securities issued				£ 500,000,000			£ 500,000,000
Distribution rate				6.625%
Increase in distribution rate in every five year				4.441%
Common equity tier 1 capital ratio minimum				7.00%
Issuance subscribed by Company				100.00%
300m Perpetual Capital Securities [member]
Disclosure of other equity instruments [line items]
Perpetual Capital Securities issued			£ 300,000,000				£ 300,000,000
Distribution rate			7.60%
Increase in distribution rate in every five year			6.066%
Common equity tier 1 capital ratio minimum			7.00%
Issuance subscribed by Company			100.00%
750m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of other equity instruments [line items]
Perpetual Capital Securities issued		£ 750,000,000				£ 750,000,000
Distribution rate		7.375%
Increase in distribution rate in every five year		5.543%
Common equity tier 1 capital ratio minimum		7.00%
750m Fixed Rate Reset Perpetual AT1 Capital Securities [member] | Banco Santander SA [member]
Disclosure of other equity instruments [line items]
Perpetual Capital Securities subscribed		£ 100,000,000
750m Fixed Rate Reset Perpetual AT1 Capital Securities [member] | Third party investor [member]
Disclosure of other equity instruments [line items]
Perpetual Capital Securities subscribed		£ 650,000,000
500m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of other equity instruments [line items]
Perpetual Capital Securities issued	£ 500,000,000
Distribution rate	6.75%
Increase in distribution rate in every five year	5.792%
Common equity tier 1 capital ratio minimum	7.00%